Revenues (Details) € in Thousands, $ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Oct. 31, 2025 USD ($)	Jun. 28, 2021	Mar. 16, 2021 USD ($)	Jul. 31, 2019 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Sep. 24, 2024 USD ($)	Apr. 06, 2018 USD ($)
Revenues [Line Items]
Additional payment						$ 2,000
Net sales percentage					16.50%	16.50%
Transfer price rate	10.00%
Terms of agreement				$ 750
Additional achieved milestone			$ 40,450	3,250
Revenues recognized							$ 2,000
Non-refundable payment			$ 2,250					€ 250
Milestone payment percentage							30.00%	30.00%
Finite-lived patents, gross									$ 250
Maximum [Member]
Revenues [Line Items]
Percentage of royalties on net sales		40.00%
Minimum [Member]
Revenues [Line Items]
Percentage of royalties on net sales		15.00%
Cipher Pharmaceuticals [Member]
Revenues [Line Items]
Upfront payment					$ 1,292	$ 1,650
Chong Kun Dang Pharmaceuticals Corp. [Member]
Revenues [Line Items]
Terms of agreement							$ 1,500
Additional achieved milestone							500
Gebro Holding GmbH [Member]
Revenues [Line Items]
Terms of agreement							1,850	€ 1,500
Additional achieved milestone							$ 720	€ 600
Description of additional payments							Under the Distribution and Supply Agreement, the Company is entitled to € 1,500 thousands upon execution of the agreement. In addition, the Company is also entitled to milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) € 300 thousand upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and € 300 thousand upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between € 750 thousand and € 1,600 thousand following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between € 300 thousand and up to €4,025 thousand upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson.	Under the Distribution and Supply Agreement, the Company is entitled to € 1,500 thousands upon execution of the agreement. In addition, the Company is also entitled to milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) € 300 thousand upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and € 300 thousand upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between € 750 thousand and € 1,600 thousand following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between € 300 thousand and up to €4,025 thousand upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson.
Vetbiolix [Member]
Revenues [Line Items]
Description of additional payments							On August 6, 2018, the Company entered into a License, Collaboration and Distribution Agreement with CMS Medical Venture Investment Limited (“CMS Medical”) for the commercialization of Piclidenoson for the treatment of rheumatoid arthritis, psoriasis and Namodenoson for the treatment of advanced liver cancer and NAFLD/NASH in China (including Hong Kong, Macao and Taiwan).	On August 6, 2018, the Company entered into a License, Collaboration and Distribution Agreement with CMS Medical Venture Investment Limited (“CMS Medical”) for the commercialization of Piclidenoson for the treatment of rheumatoid arthritis, psoriasis and Namodenoson for the treatment of advanced liver cancer and NAFLD/NASH in China (including Hong Kong, Macao and Taiwan).
Revenues recognized									$ 271
CMS Medical Venture Investment Limited [Member]
Revenues [Line Items]
Upfront and milestone payments payable										$ 2,000
Regulatory Milestones [Member]
Revenues [Line Items]
Additional achieved milestone							$ 14,000
Sales Milestones [Member]
Revenues [Line Items]
Additional achieved milestone							58,500
Kyongbo Pharm Co Ltd [Member]
Revenues [Line Items]
Revenues recognized				$ 750
Ewopharma [Member]
Revenues [Line Items]
Terms of agreement							$ 2,250
Percentage of royalties on net sales			17.50%
South Korea [Member]
Revenues [Line Items]
Net sales percentage	23.00%
Liver Cancer Indication [Member]
Revenues [Line Items]
Upfront and milestone payments payable	$ 3,000
NASH [Member]
Revenues [Line Items]
Upfront and milestone payments payable	$ 6,000